Earnings Per Share - Schedule of Unaudited Earnings Per Share (After Reorganization) (Detail) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net income (loss) per common share:
Basic	$ (1.44)	$ 0.88	$ (4.64)	$ (0.33)	$ (1.82)	$ 2.49
Diluted	$ (1.44)	$ 0.88	$ (4.64)	$ (0.33)	$ (1.82)	$ 2.42
Weighted average common shares outstanding:
Basic	7,842,586	7,522,025	7,629,896	7,522,025	15,044,051	14,661,004
Diluted	7,842,586	7,522,025	7,629,896	7,522,025	15,044,051	15,069,610